Shareholders Equity (Quarterly) (Quarterly Report [Member], USD $)	Common Stock USD ($)	Preferred Stock USD ($)	Additional Paid-In Capital USD ($)	Retained Earnings (Deficit) USD ($)
Beginning Balance, Shares at Dec. 31, 2012	22,425,000
Beginning Balance, Value at Dec. 31, 2012	$ 26,500		$ 549,000	$ (323,812)
Net loss				(5,025)
Common stock issued for cash, Shares
Common stock issued for cash, Value
Common Stock issued for services, Shares
Common stock issued for services, Value
Ending Balance, Shares at Mar. 31, 2013	22,425,000
Ending Balance, Value at Mar. 31, 2013	26,500		549,000	(328,837)
Beginning Balance, Shares at Dec. 31, 2013	44,886,000	7,000,000
Beginning Balance, Value at Dec. 31, 2013	84,050		549,000	(425,422)
Net loss				(6,105)
Common stock issued for cash, Shares	10,000
Common stock issued for cash, Value	1,000
Common Stock issued for services, Shares	2,250
Common stock issued for services, Value
Ending Balance, Shares at Mar. 31, 2014	44,898,250	7,000,000
Ending Balance, Value at Mar. 31, 2014	$ 85,050		$ 549,000	$ (431,527)